Revenues - Schedule of Contract Fulfillment Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Contract fulfillment assets	$ 1,370	$ 1,130
Contract liabilities	$ 1,511	$ 848	$ 389	$ 8